Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 21, 2019
Document Effective Date	Aug. 21, 2019
Prospectus Date	Aug. 21, 2019
Class A, Investor, B, C, & I Prospectus | MainStay MacKay Infrastructure Bond Fund | Class A
Prospectus:
Trading Symbol	MGVAX
Class A, Investor, B, C, & I Prospectus | MainStay MacKay Infrastructure Bond Fund | Class B
Prospectus:
Trading Symbol	MCSGX
Class A, Investor, B, C, & I Prospectus | MainStay MacKay Infrastructure Bond Fund | Class C
Prospectus:
Trading Symbol	MGVCX
Class A, Investor, B, C, & I Prospectus | MainStay MacKay Infrastructure Bond Fund | Class I
Prospectus:
Trading Symbol	MGOIX
Class A, Investor, B, C, & I Prospectus | MainStay MacKay Infrastructure Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MGVNX
Class A, Investor, B, C, I, & R6 Prospectus | MainStay MacKay Infrastructure Bond Fund | Class A
Prospectus:
Trading Symbol	MGVAX
Class A, Investor, B, C, I, & R6 Prospectus | MainStay MacKay Infrastructure Bond Fund | Class B
Prospectus:
Trading Symbol	MCSGX
Class A, Investor, B, C, I, & R6 Prospectus | MainStay MacKay Infrastructure Bond Fund | Class C
Prospectus:
Trading Symbol	MGVCX
Class A, Investor, B, C, I, & R6 Prospectus | MainStay MacKay Infrastructure Bond Fund | Class I
Prospectus:
Trading Symbol	MGOIX
Class A, Investor, B, C, I, & R6 Prospectus | MainStay MacKay Infrastructure Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MGVNX
Class A, Investor, B, C, I, & R6 Prospectus | MainStay MacKay Infrastructure Bond Fund | Class R6
Prospectus:
Trading Symbol	MGVDX